Janus Henderson Global Select Fund

Schedule of Investments (unaudited)

December 31, 2021

Shares		Value
Common Stocks– 99.6%
Aerospace & Defense – 3.2%
Airbus SE*	370,357	$47,372,372
L3Harris Technologies Inc	165,098	35,205,498
		82,577,870
Air Freight & Logistics – 3.3%
United Parcel Service Inc	394,038	84,458,105
Banks – 4.9%
China Construction Bank Corp	50,696,000	35,109,384
Citigroup Inc	1,349,218	81,479,275
Permanent TSB Group Holdings PLC*	5,262,077	9,584,512
		126,173,171
Beverages – 3.4%
Heineken NV	383,135	43,118,662
Monster Beverage Corp*	471,753	45,307,158
		88,425,820
Biotechnology – 2.3%
AbbVie Inc	185,066	25,057,936
Ascendis Pharma A/S (ADR)*	88,178	11,862,586
Neurocrine Biosciences Inc*	271,920	23,159,426
		60,079,948
Capital Markets – 3.5%
Morgan Stanley	908,216	89,150,483
Chemicals – 1.5%
Air Products & Chemicals Inc	127,920	38,920,939
Containers & Packaging – 2.1%
Crown Holdings Inc	478,386	52,919,059
Electronic Equipment, Instruments & Components – 2.0%
Hexagon AB - Class B	3,179,421	50,561,699
Entertainment – 3.5%
Liberty Media Corp-Liberty Formula One*	810,667	51,266,581
Nintendo Co Ltd	53,100	24,770,150
Sea Ltd (ADR)*	56,822	12,711,650
		88,748,381
Health Care Providers & Services – 1.7%
Humana Inc	94,314	43,748,492
Hotels, Restaurants & Leisure – 4.4%
Caesars Entertainment Inc*	633,486	59,249,946
GVC Holdings PLC*	2,408,997	54,867,741
		114,117,687
Household Durables – 2.6%
PulteGroup Inc	1,191,015	68,078,417
Independent Power and Renewable Electricity Producers – 5.3%
NRG Energy Inc	3,151,987	135,787,600
Insurance – 6.1%
AIA Group Ltd	1,860,000	18,749,567
Beazley PLC*	3,483,289	21,981,212
NN Group NV	617,536	33,469,814
Prudential PLC	1,451,864	25,041,623
Prudential PLCž	206,350	3,517,104
Travelers Cos Inc	340,569	53,275,209
		156,034,529
Interactive Media & Services – 4.5%
Alphabet Inc - Class A*	19,532	56,584,985
NAVER Corp*	70,134	22,333,602
Tencent Holdings Ltd	644,200	37,740,059
		116,658,646
Internet & Direct Marketing Retail – 2.6%
Alibaba Group Holding Ltd*	1,889,884	28,818,592
Amazon.com Inc*	11,019	36,741,092
		65,559,684
Machinery – 1.5%
Wabtec Corp	433,069	39,889,986
Metals & Mining – 3.7%
Teck Resources Ltd	3,268,517	94,143,006
Oil, Gas & Consumable Fuels – 4.6%
Canadian Natural Resources Ltd	1,396,923	59,019,997
Marathon Petroleum Corp	925,733	59,237,655
		118,257,652

Shares		Value
Common Stocks– (continued)
Pharmaceuticals – 5.9%
AstraZeneca PLC	658,512	$77,335,703
Merck & Co Inc	262,382	20,108,957
Organon & Co	1,757,641	53,520,168
		150,964,828
Road & Rail – 1.5%
Central Japan Railway Co	290,300	38,732,749
Semiconductor & Semiconductor Equipment – 4.5%
ASML Holding NV	56,456	45,419,049
Taiwan Semiconductor Manufacturing Co Ltd	3,116,000	69,289,511
		114,708,560
Software – 7.6%
Adobe Inc*	41,261	23,397,463
Microsoft Corp	410,615	138,098,037
Workday Inc - Class A*	75,749	20,693,112
Zendesk Inc*	119,116	12,422,608
		194,611,220
Specialty Retail – 0.8%
TJX Cos Inc	255,844	19,423,676
Technology Hardware, Storage & Peripherals – 1.2%
Samsung Electronics Co Ltd	450,372	29,668,625
Textiles, Apparel & Luxury Goods – 4.7%
Samsonite International SA (144A)*	15,071,400	30,617,134
Under Armour Inc*	5,012,118	90,418,609
		121,035,743
Thrifts & Mortgage Finance – 2.6%
MGIC Investment Corp	4,596,931	66,287,745
Trading Companies & Distributors – 2.9%
Ferguson PLC	418,629	74,244,286
Wireless Telecommunication Services – 1.2%
T-Mobile US Inc*	260,036	30,158,975
Total Common Stocks (cost $1,733,973,382)		2,554,127,581
Preferred Stocks– 0%
Software – 0%
Magic Leap Inc PP - Class A private equity common shares*,¢,§((cost $9,254,547)	19,041	0
Investment Companies– 0.4%
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº,£((cost $10,459,589)	10,458,543	10,459,589
Total Investments (total cost $1,753,687,518) – 100.0%		2,564,587,170
Cash, Receivables and Other Assets, net of Liabilities – 0%		58,950
Net Assets – 100%		$2,564,646,120

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,638,751,067	63.9%
United Kingdom	182,743,383	7.1
Canada	153,163,003	6.0
Netherlands	122,007,525	4.7
China	101,668,035	4.0
Taiwan	82,001,161	3.2
Japan	63,502,899	2.5
South Korea	52,002,227	2.0
Sweden	50,561,699	2.0
Hong Kong	49,366,701	1.9
France	47,372,372	1.8
Denmark	11,862,586	0.5
Ireland	9,584,512	0.4

Total	$2,564,587,170	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/21
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	$3,284	$-	$-	$10,459,589
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0%ºº	104,930∆	-	-	-
Total Affiliated Investments - 0.4%	$108,214	$-	$-	$10,459,589

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 12/31/21
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	30,836,984	53,612,520	(73,989,915)	10,459,589
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0%ºº	-	35,621,528	(35,621,528)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2021 is $30,617,134, which represents 1.2% of net assets.

*	Non-income producing security.
ž	Issued by the same entity and traded on separate exchanges.
ºº	Rate shown is the 7-day yield as of December 31, 2021.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2021 is $0, which represents 0.0% of net assets.
£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of December 31, 2021)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Magic Leap Inc PP - Class A private equity common shares	10/5/17	$9,254,547	$0	0.0%

The Fund has registration rights for certain restricted securities held as of December 31, 2021. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$2,554,127,581	$-	$-
Preferred Stocks	-	-	0
Investment Companies	-	10,459,589	-
Total Assets	$2,554,127,581	$10,459,589	$0

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2021.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70232 03-22